Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory

NOTE 6 – INVENTORY:

Composed as follows:

	March 31,	December 31,
	2021	2020
	USD in thousands
Raw materials and supplies	145	45
Finished goods	279	278
Inventory write downs	(79)	(79)
	345	244

During the period ended March 31, 2021, no impairment occurred.

NOTE 4 - INVENTORY:

Composed as follows:

	December 31,
	2020	2019
	USD in thousands
Raw materials and supplies	45	24
Work in progress	-	316
Finished goods	278	560
Inventory write downs	(79)	-
	244	900

During the year ended 2019, no impairment occurred.